INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax Assets And Liabilities [Line Items]
Non-capital loss carry-forwards	$ 221,178	$ 137,251
Deferred income tax assets	221,178	137,251
Deferred income tax liability	(221,178)	(137,251)
Net deferred tax asset (liability)	0	0
Deficiency (excess) of carrying value over tax value of property, plant and equipment [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(195,048)	(112,422)
Excess of carrying value over tax value of intangible assets [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ (26,130)	$ (24,829)